Financial Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income and Expenses [Abstract]
Interest income	$ 840	$ 527	$ 751
Discount on marketable securities, net	(32)	(217)	(358)
Exchange rate differences, net	208	(45)	(236)
Bank charges	(93)	(109)	(122)
Financial income, net	$ 923	$ 156	$ 35